UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 55 East 52nd Street, New
York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock International Value Fund of BlackRock
International Value Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.9%
Newcrest Mining Ltd.	427,315	$ 12,883,469
Suncorp-Metway Ltd.	2,010,423	15,733,927
Telstra Corp. Ltd.	3,652,864	10,015,921
		38,633,317
Belgium — 0.4%
KBC Bancassurance Holding (a)	81,936	3,946,472
Brazil — 0.5%
Cyrela Brazil Realty SA	453,747	5,314,786
Denmark — 1.9%
Carlsberg A/S	230,968	19,363,274
Finland — 3.0%
KCI Konecranes Oyj	427,389	12,621,463
Nokia Oyj	1,087,938	16,954,650
		29,576,113
France — 13.2%
Electricite de France SA	330,803	18,033,288
European Aeronautic Defense and
Space Co.	589,185	11,835,942
Sanofi-Aventis	323,311	24,128,298
Societe Generale SA	367,986	23,094,804
Total SA	556,230	32,282,619
Vinci SA	376,070	22,139,333
		131,514,284
Germany — 8.5%
Bayer AG	284,501	19,223,780
Continental AG	253,701	12,865,291
DaimlerChrysler AG	431,271	20,270,175
Deutsche Post AG	987,336	17,100,463
HeidelbergCement AG	273,504	15,223,626
		84,683,335
Hong Kong — 2.5%
China Construction Bank, Class H	12,191,000	9,966,578
Hutchison Whampoa Ltd.	1,999,000	14,599,325
		24,565,903
Hungary — 0.7%
OTP Bank Rt. (a)	196,950	6,889,944
Italy — 4.1%
Eni SpA	1,079,367	25,317,978
Fiat SpA (a)	1,175,839	15,301,305
		40,619,283
Japan — 24.6%
Fuji Photo Film Co., Ltd.	609,100	20,980,829
Hitachi Ltd. (a)	4,672,000	17,382,709
JFE Holdings, Inc.	395,300	15,949,052
Mitsubishi Corp.	923,300	24,245,593
Mitsubishi Heavy Industries Ltd.	4,540,000	18,833,241

Common Stocks	Shares	Value
Japan (concluded)
Mitsubishi UFJ Financial Group,
Inc.	3,184,800	$ 16,693,616
Mitsui Chemicals, Inc.	3,164,000	9,592,279
Nippon Telegraph & Telephone
Corp.	270,000	11,360,937
Nomura Holdings, Inc.	2,635,800	19,340,573
Seven & I Holdings Co., Ltd.	700,300	16,941,017
Sony Corp.	514,100	19,698,450
TDK Corp.	261,600	17,439,561
Tokio Marine Holdings, Inc.	431,700	12,170,129
Toyota Motor Corp.	615,000	24,728,765
		245,356,751
Netherlands — 1.9%
Koninklijke Ahold NV	1,461,339	19,487,268
Norway — 1.7%
Statoil ASA	748,673	17,421,146
Russia — 1.0%
OAO Gazprom - ADR	433,034	10,102,683
South Korea — 1.3%
Samsung Electronics Co., Ltd.	17,787	12,859,900
Switzerland — 9.5%
Nestle SA, Registered Shares	622,388	31,892,409
Novartis AG, Registered Shares	580,891	31,422,689
Petroplus Holdings AG	425,184	7,912,000
Zurich Financial Services AG	94,201	24,161,966
		95,389,064
Taiwan — 2.2%
Quanta Computer, Inc.	4,828,000	9,365,446
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	1,177,930	12,356,486
		21,721,932
United Kingdom — 15.0%
Aviva Plc	2,297,807	13,423,443
BHP Billiton Plc	221,684	7,576,709
BT Group Plc	9,356,894	17,563,849
Barclays Plc	3,809,066	20,741,040
Centrica Plc	4,610,268	20,585,431
Ladbrokes Plc	5,562,435	13,424,937
Lloyds TSB Group Plc	21,200,236	20,130,925
United Business Media Ltd.	2,212,847	18,433,257
Vodafone Group Plc	7,718,130	17,851,374
		149,730,965
Total Common Stocks – 95.9%		957,176,420

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
DKK	Danish Krone	USD	US Dollar
EUR	Euro	USD	US Dollar
GBP	British Pound

BLACKROCK INTERNATIONAL VALUE FUND OF BLACKROCK INTERNATIONAL VALUE
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MARCH 31, 2010 1

Schedule of Investments (continued)

BlackRock International Value Fund of BlackRock
International Value Trust
(Percentages shown are based on Net Assets)

		Par
Structured Notes		(000)	Value
India — 1.7%
Deutsche Bank AG (Axis Bank),
due 8/17/17	USD	487 $	12,580,591
Morgan Stanley BV (Rolta India
Ltd.), due 5/26/14		937	3,743,668
Total Structured Notes – 1.7%			16,324,259
Total Long-Term Investments
(Cost – $909,226,692) – 97.6% 973,500,679
Short-Term Securities		Shares
Money Market Fund – 1.4%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.11% (b)(c)		14,023,389	14,023,389
		Par
		(000)
Time Deposit – 0.0%
Denmark
Brown Brothers Harriman & Co.,
0.10%, 4/01/10	DKK	106 $	105,789
Total Short-Term Securities
(Cost – $14,129,178) – 1.4%			14,129,178
Total Investments
(Cost – $923,355,870*) – 99.0%			987,629,857
Other Assets Less Liabilities – 1.0%			10,124,750
Net Assets – 100.0%		$ 997,754,607

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 942,308,770
Gross unrealized appreciation	$ 84,122,103
Net Gross unrealized unrealized appreciation depreciation	$ (38,801,016) 45,321,087

(a) Non-income producing security.
(b) Represents the current yield as of report date.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ 1,193,972	$ 22,229

2

BLACKROCK INTERNATIONAL VALUE FUND OF BLACKROCK INTERNATIONAL VALUE
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MARCH 31, 2010

BlackRock International Value Fund of BlackRock
Schedule of Investments (continued)	International Value Trust

• Foreign currency exchange contracts as of March 31, 2010 were as follows:

						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	51,577	JPY	4,778,054	Goldman Sachs	4/01/10	$ 469
JPY	9,744,273	USD	105,344	Deutsche Bank AG	4/02/10	(1,115)
GBP	3,857,999	USD	5,800,960	JPMorgan Chase Bank NA	6/11/10	50,983
GBP	48,069,902	USD	71,874,118	State Street Bank & Trust Co.	6/11/10	1,039,937
USD	19,266,257	EUR	14,115,198	State Street Bank & Trust Co.	6/11/10	200,683
USD	55,602,616	JPY	5,037,485,805	JPMorgan Chase Bank NA	6/11/10	1,698,101
Total						$ 2,989,058

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK INTERNATIONAL VALUE FUND OF BLACKROCK INTERNATIONAL VALUE	MARCH 31, 2010	3
TRUST

BlackRock International Value Fund of BlackRock
Schedule of Investments (concluded)	International Value Trust

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Investments:
Australia	—	$ 38,633,317		—	$ 38,633,317
Belgium	—	3,946,472		—	3,946,472
Brazil	$ 5,314,786	—		—	5,314,786
Denmark	—	19,363,274		—	19,363,274
Finland	—	29,576,113		—	29,576,113
France	—	131,514,284		—	131,514,284
Germany	—	84,683,335		—	84,683,335
Hong Kong	—	24,565,903		—	24,565,903
Hungary	—	6,889,944		—	6,889,944
India	—	16,324,259		—	16,324,259
Italy	—	40,619,283		—	40,619,283
Japan	—	245,356,751		—	245,356,751
Netherlands	—	19,487,268		—	19,487,268
Norway	—	17,421,146		—	17,421,146
Russia	10,102,683	—		—	10,102,683
South Korea	—	12,859,900		—	12,859,900
Switzerland	—	95,389,064		—	95,389,064
Taiwan	12,356,486	9,365,446		—	21,721,932
United Kingdom	—	149,730,965		—	149,730,965
Short-Term Securities	14,023,389	105,789		—	14,129,178
Total	$ 41,797,344	$ 945,832,513		—	$ 987,629,857
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets	—	$ 2,990,173		—	$ 2,990,173
Liabilities	—	(1,115)		—	(1,115)
Total	—	$ 2,989,058		—	$ 2,989,058

1Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

4 BLACKROCK INTERNATIONAL VALUE FUND OF BLACKROCK INTERNATIONAL VALUE	MARCH 31, 2010
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Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 27, 2010